Summary of Deposit Liabilities (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 155,441
Notice	683,427
Term	531,935
Total deposits	1,370,803	$ 1,416,420
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	748,832
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	539,467
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	82,504
US federal funds deposited [member]
Disclosure Of Deposits From Customers [Line Items]
US federal funds deposited	7,893	9,498
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	17,730
Notice	493,386
Term	103,112
Total deposits	614,228	660,838
Personal [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	316,549
Personal [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	297,679
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	10,729
Notice	555
Term	21,645
Total deposits	32,929	38,263
Bank Deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	17,316
Bank Deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	13,862
Bank Deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,751
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	126,982
Notice	189,486
Term	195,874
Total deposits	512,342	530,869
Business and government [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	357,756
Business and government [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	152,121
Business and government [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,465
Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	155,441
Notice	683,427
Term	320,631
Total deposits	1,159,499	1,229,970
Personal Banks Business And Goverment [Member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	691,621
Personal Banks Business And Goverment [Member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	463,662
Personal Banks Business And Goverment [Member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,216
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term	28,321
Total deposits	28,321	23,805
Trading deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	19,277
Trading deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,934
Trading deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	6,110
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term	182,983
Total deposits	182,983	162,645
Deposits designated at fair value through profit or loss [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	37,934
Deposits designated at fair value through profit or loss [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	72,871
Deposits designated at fair value through profit or loss [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	72,178
Non interest bearing deposits [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	62,851	76,551
Non interest bearing deposits [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	77,043	91,175
Interest bearing deposits 1 [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	685,981	686,518
Interest bearing deposits 1 [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	523,475	$ 552,678
Deposits And Advances With The Federal Home Loan Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 13,560